CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Allowances for trade accounts receivable	$ 57,134	$ 59,132	$ 48,670
Fixed assets accumulated depreciation and amortization	$ 252,276	$ 233,441	$ 255,267
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	285,000,000	285,000,000	285,000,000
Common stock, shares issued	170,458,654	169,066,161	168,053,744
Treasury stock, shares	2,885,200	2,885,200	2,885,200